INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	As of
	September 30, 2022	December 31, 2021

Finished goods	$275,410	$375,535

For the three months ended September 30, 2022, and 2021, the Company did not recognize any inventory write-downs. For the nine months ended September 30, 2022, and 2021, the Company recognized inventory write-downs of $0 and $36,636 respectively.

7. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2021	2020
Finished goods	$375,535	$589,814

For the years ended December 31, 2021 and 2020, the Company recognized $36,241 and $0 inventory write-down, respectively.